Long-term debt - Syndicated Credit Facility and Others (Details) - EUR (€) € in Thousands	Jul. 01, 2027	Dec. 31, 2024	Dec. 31, 2023
Syndicated Credit Facility
Long-term debt
Maximum amount available	€ 1,959,184	€ 2,000,000
Other
Long-term debt
Fixed payment obligations for acquisitions		1,725	€ 6,584
Fixed payment obligations for acquisitions classified as current portion of long-term debt		€ 98	€ 1,656